Derivative liability (10K) (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Number of warrants issued	32,000	100,000	123,000	42,000
Exercise price	$ 33.00	$ 35.75	$ 35.500	$ 36.125	$ 33.625
Risk-free interest rate			1.78%	1.78%
Volatility			205.30%	205.30%
Fair value of the derivative liability			$ 18	$ 25
Bridge Financing Warrants [Member] | April Two Thousand Twelve Note And Warrant Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Issue date			Apr. 23, 2012
Reason for Issuance			Bridge financing warrants
Number of warrants issued			4,000
Exercise price			$ 62.50
Risk-free interest rate			1.78%
Volatility			205.30%
Fair value of the derivative liability			$ 50
Finders Fee Warrants [Member] | April Two Thousand Twelve Note And Warrant Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Issue date			Apr. 23, 2012
Reason for Issuance			Finder's fee warrants
Number of warrants issued			279.2
Exercise price			$ 62.50
Risk-free interest rate			1.78%
Volatility			205.30%
Fair value of the derivative liability			$ 0
Finders Fee Warrants [Member] | November 2012 Note And Warrant Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Issue date			Nov. 15, 2012
Reason for Issuance			Finder's fee warrants
Number of warrants issued			235.2
Exercise price			$ 62.50
Risk-free interest rate			1.78%
Volatility			202.20%
Fair value of the derivative liability			$ 0
Administrative Fee Warrants [Member] | November 2012 Note And Warrant Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Issue date			Nov. 15, 2012
Reason for Issuance			Administrative fee warrants
Number of warrants issued			2,400
Exercise price			$ 62.50
Risk-free interest rate			1.78%
Volatility			202.20%
Fair value of the derivative liability			$ 8